Property, plant and equipment, net (Narrative) (Details) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended				1 Months Ended	6 Months Ended		12 Months Ended	1 Months Ended		6 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Mar. 31, 2013 CNY	Nov. 30, 2012 Guangzhou Nuoya [Member] CNY	Sep. 30, 2013 Guangzhou Nuoya [Member] USD ($)	Sep. 30, 2013 Guangzhou Nuoya [Member] CNY	Mar. 31, 2013 Guangzhou Nuoya [Member] CNY	Apr. 30, 2013 Zhejiang Lukou [Member] USD ($)	Apr. 30, 2013 Zhejiang Lukou [Member] CNY	Sep. 30, 2013 Zhejiang Lukou [Member] USD ($)	Sep. 30, 2013 Zhejiang Lukou [Member] CNY
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,235	7,560	7,160	$ 2,451	14,998	13,926
Carrying value of building collateralized for loans	19,289	118,048		19,289	118,048		121,603
Bank loan	9,804	60,000		9,804	60,000		50,000
Refurbishment contract								110,000				11,324	69,300
Payments for assets recorded under construction-in-progress									$ 10,450	63,954	43,468			$ 2,038	12,474